OPTIONS (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of options outstanding
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2022	5,100,000	0.31	0.78
Issued	-	-	-
Exercised	-	-	-
Expired	(5,100,000)	0.31	-
June 30, 2023	-	$-	-
Expired	-	-	-
June 30, 2024	-	$-	-